Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table sets forth information concerning: (1) the compensation of our Chief Executive Officer and Director (Mr. Scholl) and the average compensation for our other Named Executive Officers, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of the fiscal years ended December 31, 2021 and 2022 and (2) and our cumulative total shareholder return (“TSR”), the cumulative TSR of our comparator group (“Comparator Group TSR”), Net Income and Adjusted EBITDA over such years in accordance with SEC rules performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Mr. Scholl ($)	Compensation Actually Paid to Mr. Scholl ($) (1)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (2)	Average Compensation Actually Paid to Non-CEO NEOs ($) (1)(2)	Total Shareholder Return ($)	Russell 2000 Total Shareholder Return ($) (3)	Net Income (millions)	Adjusted EBITDA (millions) (4)

2022	$7,265,024	$18,305,624	$2,769,614	$3,490,422	$92.58	$78.95	($72)	$659

2021	$55,485,844	$48,105,926	$13,995,216	$8,468,757	$119.71	$99.23	($73)	$621
(1) The following individuals are our other Named Executive Officers for each fiscal year:

Year	CEO	Non-CEO NEOs

2022	Stephan D. Scholl	Katie J. Rooney, Gregory R. Goff, Cesar Jelvez, Dinesh V. Tulsiani

2021	Stephan D. Scholl	Katie J. Rooney, Gregory R. Goff, Cesar Jelvez, Cathinka E. Wahlstrom, Colin F. Brennan
(2) Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2021		2022

Adjustments	Mr. Scholl	Average non-CEO NEOs	Mr. Scholl	Average non-CEO NEOs

Subtract: Reported value under the “Stock Awards” columns in the Summary Compensation Table for applicable FY	$(53,059,986)	$(12,947,969)	$(5,000,000)	$(1,925,000)

Add: Fair value of unvested awards granted during applicable FY end	$38,105,600	$4,763,200	$4,588,369	$1,766,518

Add: Fair value of awards granted during applicable FY that vested during applicable FY, determined as of Vesting Date	$6,918,400	$864,800	$0	$0

Add/Subtract: Change in fair value of outstanding and unvested awards granted during prior FY	$656,068	$1,793,510	$13,020,231	$1,108,212

Add/Subtract: Change in fair value of awards granted during prior FY that vested during applicable FY	$0	$0	$(1,568,000)	$(228,922)

TOTAL ADJUSTMENTS	$(7,379,918)	$(5,526,459)	$11,040,600	$720,808
(3) TSR in fiscal year 2021 is cumulative for the measurement period beginning on July 6, 2021, our first day of trading following the Business Combination, and ending on December 31, 2021. TSR in fiscal year 2022 covers the period beginning January 1, 2022 and ending December 31, 2022. Both TSR values are calculated in accordance with Item 201(e) of
Regulation S-K,
assuming an initial investment of $100. The Russell 2000 Index is the index we use in our Annual Report on
Form 10-K
pursuant to Item 201(e) of Regulation S-K, reflecting our belief that we cannot reasonably identify an industry index or specific peer group that would offer a meaningful comparison.
(4) “Adjusted EBITDA” is defined as earnings before interest, taxes, depreciation and intangible amortization adjusted for the impact of certain non-cash
and other items that we do not consider in the evaluation of ongoing operational performance. Appendix A to this Proxy Statement includes a reconciliation of such non-GAAP
financial measures to the most directly comparable financial measures prepared in accordance with GAAP. The Company selected Adjusted EBITDA as the most important financial measure it used to link Company performance to CAP to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1) The following individuals are our other Named Executive Officers for each fiscal year:

Year	CEO	Non-CEO NEOs

2022	Stephan D. Scholl	Katie J. Rooney, Gregory R. Goff, Cesar Jelvez, Dinesh V. Tulsiani

2021	Stephan D. Scholl	Katie J. Rooney, Gregory R. Goff, Cesar Jelvez, Cathinka E. Wahlstrom, Colin F. Brennan

Peer Group Issuers, Footnote [Text Block]	TSR in fiscal year 2021 is cumulative for the measurement period beginning on July 6, 2021, our first day of trading following the Business Combination, and ending on December 31, 2021. TSR in fiscal year 2022 covers the period beginning January 1, 2022 and ending December 31, 2022. Both TSR values are calculated in accordance with Item 201(e) of
Regulation S-K,
assuming an initial investment of $100. The Russell 2000 Index is the index we use in our Annual Report on
Form 10-K
	pursuant to Item 201(e) of Regulation S-K, reflecting our belief that we cannot reasonably identify an industry index or specific peer group that would offer a meaningful comparison.
PEO Total Compensation Amount	$ 7,265,024	$ 55,485,844
PEO Actually Paid Compensation Amount	$ 18,305,624	48,105,926
Adjustment To PEO Compensation, Footnote [Text Block]
(2) Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2021		2022

Adjustments	Mr. Scholl	Average non-CEO NEOs	Mr. Scholl	Average non-CEO NEOs

Subtract: Reported value under the “Stock Awards” columns in the Summary Compensation Table for applicable FY	$(53,059,986)	$(12,947,969)	$(5,000,000)	$(1,925,000)

Add: Fair value of unvested awards granted during applicable FY end	$38,105,600	$4,763,200	$4,588,369	$1,766,518

Add: Fair value of awards granted during applicable FY that vested during applicable FY, determined as of Vesting Date	$6,918,400	$864,800	$0	$0

Add/Subtract: Change in fair value of outstanding and unvested awards granted during prior FY	$656,068	$1,793,510	$13,020,231	$1,108,212

Add/Subtract: Change in fair value of awards granted during prior FY that vested during applicable FY	$0	$0	$(1,568,000)	$(228,922)

TOTAL ADJUSTMENTS	$(7,379,918)	$(5,526,459)	$11,040,600	$720,808

Non-PEO NEO Average Total Compensation Amount	$ 2,769,614	13,995,216
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,490,422	8,468,757
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2) Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2021		2022

Adjustments	Mr. Scholl	Average non-CEO NEOs	Mr. Scholl	Average non-CEO NEOs

Subtract: Reported value under the “Stock Awards” columns in the Summary Compensation Table for applicable FY	$(53,059,986)	$(12,947,969)	$(5,000,000)	$(1,925,000)

Add: Fair value of unvested awards granted during applicable FY end	$38,105,600	$4,763,200	$4,588,369	$1,766,518

Add: Fair value of awards granted during applicable FY that vested during applicable FY, determined as of Vesting Date	$6,918,400	$864,800	$0	$0

Add/Subtract: Change in fair value of outstanding and unvested awards granted during prior FY	$656,068	$1,793,510	$13,020,231	$1,108,212

Add/Subtract: Change in fair value of awards granted during prior FY that vested during applicable FY	$0	$0	$(1,568,000)	$(228,922)

TOTAL ADJUSTMENTS	$(7,379,918)	$(5,526,459)	$11,040,600	$720,808

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
The following performance measures represent the most important performance measures used by us to link compensation actually paid to our NEOs to performance for the fiscal year ended December 31, 2022:

•	Adjusted EBITDA;

•	Revenue; and,

•	BPaaS Revenue.

Total Shareholder Return Amount	$ 92.58	119.71
Peer Group Total Shareholder Return Amount	78.95	99.23
Net Income (Loss)	$ (72,000,000)	$ (73,000,000)
Company Selected Measure Amount	659	621
PEO Name	Stephan D. Scholl
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	“Adjusted EBITDA” is defined as earnings before interest, taxes, depreciation and intangible amortization adjusted for the impact of certain non-cash
and other items that we do not consider in the evaluation of ongoing operational performance. Appendix A to this Proxy Statement includes a reconciliation of such non-GAAP
	financial measures to the most directly comparable financial measures prepared in accordance with GAAP. The Company selected Adjusted EBITDA as the most important financial measure it used to link Company performance to CAP to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	BPaaS Revenue
PEO [Member] | Reported under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,000,000)	$ (53,059,986)
PEO [Member] | Fair value of unvested awards granted during applicable FY end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,588,369	38,105,600
PEO [Member] | Fair value of awards granted during applicable FY that vested during applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	6,918,400
PEO [Member] | Change in fair value of outstanding and unvested awards granted during prior FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,020,231	656,068
PEO [Member] | Change in fair value of awards granted during prior FY that vested during applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,568,000)	0
PEO [Member] | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,040,600	(7,379,918)
Non-PEO NEO [Member] | Reported under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,925,000)	(12,947,969)
Non-PEO NEO [Member] | Fair value of unvested awards granted during applicable FY end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,766,518	4,763,200
Non-PEO NEO [Member] | Fair value of awards granted during applicable FY that vested during applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	864,800
Non-PEO NEO [Member] | Change in fair value of outstanding and unvested awards granted during prior FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,108,212	1,793,510
Non-PEO NEO [Member] | Change in fair value of awards granted during prior FY that vested during applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(228,922)	0
Non-PEO NEO [Member] | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 720,808	$ (5,526,459)